Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-16443

05000623

NYSE

January 27, 2005

RECD S.E.C.
JAN 27 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MS STRUCTURED ASSET CORP., SATURNS Aon Capital Security Backed Series 2005-2 Class A Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 27, 2005. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
JAN 28 2005
THOMSON FINANCIAL

1071246